Income Taxes - Schedule of Loss before Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal	$ (346,468)	$ (225,970)
Foreign	114,149	(116,803)
Net loss before income tax benefit	$ (232,319)	$ (342,773)